CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Revenues	$ 54,329	$ 47,485	$ 37,585
Cost of revenue:
Cost of revenue	(35,107)	(28,997)	(22,927)
Gross profit	19,222	18,488	14,658
Other operating income	896	1,523	966
Operating expenses:
Research and development	(23,739)	(22,086)	(17,325)
General and administrative	(8,573)	(8,786)	(8,125)
Selling and marketing	(1,281)	(1,195)	(1,208)
Impairment on goodwill and intangible assets		(888)
Total operating expenses	(33,593)	(32,955)	(26,658)
Loss from operations	(13,475)	(12,944)	(11,034)
Other income	1,547	4,066	2,348
Dividend income from an other investment		889
Investment income from an other investment		268
Fair value change in trading securities	2	4	(2)
Gain on disposal of an other investment		195	137
Interest income	13,240	12,668	9,608
Interest expense	(250)	(144)
Other-than-temporary impairment loss on investments	(2,543)
Income (loss) before income taxes, equity in net (loss) income of equity method investees and non-controlling interest	(1,479)	5,002	1,057
Income tax expense	(772)	(879)	(422)
Equity in net (loss) income of equity method investees	41	(1,113)	(781)
Remeasurement gain on equity interest on acquisition of a subsidiary			494
Net income (loss)	(2,210)	3,010	348
Add: Net loss (income) attributable to non-controlling interest	8	(5)	36
Net income (loss) attributable to Actions Semiconductor Co., Ltd.	(2,202)	3,005	384
Net income (loss) per share: Basic
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$ (0.005)	$ 0.007	$ 0.001
Net income (loss) per share: Diluted
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$ (0.005)	$ 0.007	$ 0.001
Weighted-average shares outstanding used in computation:
Basic	412,706,341	418,499,545	438,401,072
Diluted	412,706,341	433,983,105	454,568,850
Third-parties [Member]
Revenues:
Revenues	52,535	41,702	30,090
Cost of revenue:
Cost of revenue	(33,914)	(25,630)	(18,602)
Third-parties [Member] | System-on-a chip products [Member]
Revenues:
Revenues	52,356	41,385	29,939
Cost of revenue:
Cost of revenue	(33,814)	(25,454)	(18,521)
Third-parties [Member] | Semiconductor product testing services [Member]
Revenues:
Revenues	179	317	151
Cost of revenue:
Cost of revenue	(100)	(176)	(81)
Related-parties [Member] | System-on-a chip products [Member]
Revenues:
Revenues	1,794	5,783	7,495
Cost of revenue:
Cost of revenue	$ (1,193)	$ (3,367)	$ (4,325)